Regulatory Capital And Restrictions (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 First Tennessee Bank National Association [Member]	Jan. 02, 2013 First Tennessee Bank National Association [Member]	Dec. 31, 2011 First Tennessee Bank National Association [Member]	Dec. 31, 2012 First Tennessee Bank National Association [Member] Minimum [Member]	Dec. 31, 2011 First Tennessee Bank National Association [Member] Minimum [Member]	Dec. 31, 2012 Fhn [Member]	Dec. 31, 2011 Fhn [Member]	Dec. 31, 2012 All Affiliates [Member]	Dec. 31, 2012 FTBNA Excluding Financial Subsidiaries [Member]	Dec. 31, 2011 FTBNA Excluding Financial Subsidiaries [Member]
Total Capital, Actual Ratio				18.49%		20.05%			15.94%	17.99%		16.76%	18.47%
Tier 1 Capital, Actual Ratio				15.64%		16.37%			13.10%	14.23%		14.82%	15.64%
Leverage, Actual Ratio				12.66%		13.12%			10.63%	11.41%		12.24%	12.73%
Cash reserve required							$ 248,400,000	$ 190,700,000
Vault cash used to meet cash reserve requirements				139,400,000		142,900,000
Total covered transactions									800,000		119,400,000
Undivided profits		719,672,000	757,364,000	1,100,000,000
Available amount for dividend without prior regulatory approval				(247,500,000)	(26,700,000)
Dividend paid to parent company	180,000,000	100,000,000	100,000,000
Percent of capital stock and surplus threshold for credit extension to affilates		20.00%
Maximum amount of credit bank may extend to all affliates		694,300,000
Maximum amount of credit bank may extend to parent		$ 347,100,000
Number Of Years Most Recently Completed				2 years
Number Of Immediately Preceding Years				2 years
Percent Of Capital Stock And Surplus Threshold For Credit Extension To Parent				10.00%